DEFERRED INCOME	12 Months Ended
Dec. 31, 2017
DEFERRED INCOME RELATING TO GOVERNMENT GRANTS [abstract]
Disclosure of deferred income relating to government grants

17              23 DEFERRED INCOME

	2016	2017
	RMB’000	RMB’000

Government grants	106,810	105,754
Others	-	37
Total	106,810	105,791

Government grants relating to costs are deferred and recognised in the profit or loss over the period necessary to match them with the costs that they are intended to compensate.

Government grants relating to the purchase of property, plant and equipment are included in non-current liabilities as deferred income and are credited to profit or loss on a straight-line basis over the expected lives of the related assets.